FINANCIAL RISK MANAGEMENT - Exposure To Credit Risk By Geographic Area (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 BDT (৳)	Jan. 01, 2023 COP ($)	Jan. 02, 2022 USD ($)
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 264,179									$ 343,671
Allowance for expected credit losses	(15,394)									(13,704)
Trade accounts receivable (note 7)	248,785	$ 13.0	£ 4.6	€ 17.8	$ 4.0	$ 4.1	¥ 0.7	৳ 0.0	$ 0.0	329,967
Not past due
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	239,218									318,528
Past due 0-30 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	10,842									9,352
Past due 31-60 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	3,907									3,667
Past due 61-120 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	6,837									2,903
Past due over 121 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	3,375									9,221
United States
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	198,949									296,100
Canada
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	13,279									16,954
Europe and other
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	$ 36,557									$ 16,913